Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES
NOTE 19:	INCOME TAXES (Restated)

Current and deferred income tax (expense) recovery

	Year ended December 31,
	2023	2022
Current tax (expense) recovery:
Current year	(2,679)	9,030
Prior year	(252)	(68)
	(2,931)	8,962

Deferred tax (expense) recovery:
Current year	4,703	8,446
Prior year	(1,371)	4
	3,332	8,450
	401	17,412

The 2022 current tax recovery represents the expected tax refund as a result of losses realized in 2022 that will be carried back to offset prior period taxable income.

Effective tax rate

	Year ended December 31,
	2023 (restated - Note 3e)		2022
Income tax recovery at statutory rate of 26.5%	28,971	26.5%	51,160	26.5%
(Increase) decrease in taxes resulting from:
Foreign tax rate differential	103	0.1%	(1,070)	(0.6)%
Prior year	(1,623)	(1.5)%	(64)	—%
Non-taxable warrant loss (gain) and other permanent differences	(23,391)	(21.4)%	16,894	8.8%
Deferred tax asset not recognized	(3,659)	(3.3)%	(49,508)	(25.6)%
	401	0.4%	17,412	9.1%

Deferred tax assets and liabilities

Deferred taxes are computed at a tax rate of 26.5% based on tax rates expected to apply at the time of realization. Deferred taxes relate primarily to the timing differences on recognition of expenses relating to the depreciation of fixed assets, loss carryforwards and professional fees relating to the Company’s equity activity that are recorded as a reduction of equity. As at December 31, 2023, the Company has analyzed the recoverability of its deferred tax assets and has concluded that it is not more likely than not that sufficient taxable profit is expected to utilize these deferred tax assets.

Movement in deferred tax asset for the years ending December 31, 2023 and 2022, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	Operating losses carried forward	Lease liability	Asset Retirement provision	Financing fees	PPE	Reserves and other	Total
As of January 1, 2022	—	3,141	84	3,751	478	1,288	8,742
Credited to statements of profit or loss	43,713	1,020	42	144	15,855	11,335	72,109
Deferred tax asset derecognized in the statements of profit or loss	(43,713)	—	—	—	(5,795)	—	(49,508)
Deferred tax asset derecognized in the statements of equity	—	—	—	(3,895)	—	—	(3,895)
As of December 31, 2022	—	4,161	126	—	10,538	12,623	27,448
Credited to statements of profit or loss	52,743	(141)	14	3,332	(5,884)	(6,564)	43,500
Deferred tax asset derecognized in the statements of profit or loss	(45,377)	—	—	—	—	—	(45,377)
Deferred tax asset derecognized in the statements of equity	—	—	—	(3,332)	—	—	(3,332)
As of December 31, 2023	7,366	4,020	140	—	4,654	6,059	22,239
Offsetting deferred tax liabilities as of December 31, 2023							(22,239)
Net deferred tax assets as of December 31, 2023							—

Movement in deferred tax liability for the years ending December 31, 2023 and 2022, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	PPE	ROU Asset	Reserves and other	Total
As of January 1, 2022	9,287	4,010	—	13,297
Charged to statements of profit or loss	12,231	1,920	—	14,151
As of December 31, 2022	21,518	5,930	—	27,448
Credited to statements of profit or loss	(4,164)	(2,333)	1,288	(5,209)
As of December 31, 2023	17,354	3,597	1,288	22,239
Offsetting deferred tax assets as of December 31, 2023				(22,239)
Net deferred tax liabilities as of December 31, 2023				—